Consolidated statements of comprehensive income (CHF) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Comprehensive income (CHF million)
Net income	2,414	857
Gains/(losses) on cash flow hedges	(17)	1
Foreign currency translation	768	(113)
Unrealized gains/(losses) on securities	(10)	122
Actuarial gains/(losses)	28	26
Other comprehensive income/(loss), net of tax	769	36
Comprehensive income/(loss)	3,183	893
Comprehensive income/(loss) attributable to noncontrolling interests	765	331
Comprehensive income/(loss) attributable to shareholders	2,418	562